Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Loss for the year	kr (466,185)	kr (412,268)	kr (509,537)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(14,538)	36,287	(20,111)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	(14,538)	36,287	(20,111)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain/(loss) on defined benefit plans	(3,071)	2,763	1,993
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods	(3,071)	2,763	1,993
Other comprehensive income/(loss) for the year	(17,609)	39,050	(18,118)
Total comprehensive loss for the year	(483,794)	(373,218)	(527,655)
Attributable to:
Equity holders of the Parent Company	kr (483,794)	kr (373,218)	(519,189)
Non-controlling interests			kr (8,466)